Concentration of credit risk - Additional Information (Detail) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($) Customer
Geographic Concentration Risk | Germany
Concentration Risk [Line Items]
Cash and bank deposits | $		$ 105.0	$ 208.1
Geographic Concentration Risk | Malaysia
Concentration Risk [Line Items]
Cash and bank deposits | $		$ 48.6	$ 48.5
Cash | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage		98.00%	99.60%
Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage		78.50%	73.40%
Number of major customers		4	4
Sales Revenue | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	32.80%	60.80%	50.00%
Number of customers	4	4	4
Purchase | Supplier Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	29.00%	51.50%	45.70%